Retirement Plans - Schedule for Net Periodic Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 11	$ 0	$ 0
Interest cost	105	2	1
Expected return on assets	(142)	(2)	0
Amortization of:
Net actuarial (gain) loss	0	(1)	0
Prior service credit	0	0	0
Curtailment gain	0	0	0
Settlement loss (gain)	0	0	0
Other one-time expense	0	0	0
Net periodic benefit (income) cost	(26)	(1)	1
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	32	23	32
Interest cost	112	91	44
Expected return on assets	(112)	(82)	(69)
Amortization of:
Net actuarial (gain) loss	39	33	35
Prior service credit	(1)	(1)	(1)
Curtailment gain	(1)	0	0
Settlement loss (gain)	20	8	(1)
Other one-time expense	0	0	0
Net periodic benefit (income) cost	89	72	40
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	2	0	0
Expected return on assets	0	0	0
Amortization of:
Net actuarial (gain) loss	0	0	0
Prior service credit	0	0	0
Curtailment gain	0	0	0
Settlement loss (gain)	0	0	0
Other one-time expense	0	0	0
Net periodic benefit (income) cost	2	0	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	3	2	2
Interest cost	2	0	0
Expected return on assets	0	0	0
Amortization of:
Net actuarial (gain) loss	0	0	(1)
Prior service credit	0	0	0
Curtailment gain	0	0	0
Settlement loss (gain)	0	0	0
Other one-time expense	0	1	0
Net periodic benefit (income) cost	$ 5	$ 3	$ 1